Risk and capital management (Tables)	12 Months Ended
Dec. 31, 2017
Risk and capital management
Schedule of division of responsibility for risk, liquidity and capital management

First line of defense

• Business and support operations.	• Credit and sustainability analyses.
• Day-to-day management of risk, capital and liquidity in compliance with risk appetite and strategy as well as applicable laws and rules.	• Daily control and follow-up of credit, market and liquidity risk.

Second line of defense

• Independent risk control and compliance functions.	• Risk, liquidity and capital reporting
• Identification, quantification, monitoring and control of risks and risk management.	• Maintain an efficient risk management framework and internal control framework.
• Compliance monitoring and reporting.

Third line of defense

• Independent internal audit. • Review and evaluation of the efficiency and integrity of risk management.	• Performance of audit activities in line with the audit plan confirmed by the Board. • Direct reporting to the Board.

SEK's risks and its risk management

Risk class	Risk profile	Risk appetite metrics	Risk management

Credit risk

Credit risk is the risk of loss that could occur if a borrower or a counterpart can not meet its obligations. Counterparty risk, concentration risk and settlement risk are certain subsets of credit risk.

SEK’s lending portfolio is of a high credit quality. The company’s mission naturally entails certain concentration risks, such as geographical concentration risk against Sweden. The net risk is principally limited to counterparties with high creditworthiness, such as export credit agencies (ECAs), major Swedish exporters, banks and insurers. SEK invests its liquidity in high credit quality securities, primarily with short maturities.

•Individual and collectively limited exposures must not exceed 20 percent of SEK’s own funds.
• The company’s expected loss within one year must not exceed two percent, and the total portfolio maturity must not exceed eight percent of the Common Equity Tier 1 capital.
• The average risk weight for SEK’s credit-risk exposures to corporates and institutions may not exceed 65 percent.
• Credit-risk-related concentration risk must not exceed 35 percent of the Swedish FSA’s assessed capital requirement for credit risk.
• The company’s net exposures to counterparties in the segment <= BB- must not exceed four percent of SEK’s total exposure.

Lending must be based on in-depth knowledge of SEK’s counterparties as well as counterparties’ repayment capacity. Lending must also be aligned with SEK’s mission based on its owner instruction. SEK’s credit risks are mitigated through a risk-based selection of counterparties and managed through the use of guarantees and other types of collateral. Furthermore, SEK’s lending is guided by the use of a normative credit policy, specifying principles for risk levels and lending terms. Concentrations that occur naturally as a result of the company’s mission are accepted, but the company continuously works towards reducing the risk of concentration where this is possible.

Market risk

Market risk is the risk of loss or reduction of future net income following changes in prices and volatilities on financial markets including price risk in connection with the sale of assets or closing of positions.

SEK’s business model leads to exposure mainly to spread risks, interest-rate risk and foreign-exchange risk. The company’s largest net exposures are to changes in spread risks, mainly to credit spreads in assets and liabilities and cross currency basis swap spreads.

• SEK’s aggregated market risk measure for all the exposures at fair value must not exceed Skr 1,100 million
• Total interest rate sensitivity to a 100 bps parallel shift of all yield curves, comprising the entire balance sheet, must not exceed Skr 500 million.
• Net interest income (NII) one year, the impact on SEK’s future earnings margin resulting from a change in interest rates, a 100 bps parallel shift, must not exceed Skr 250 million.
• Risk to NII from cross-currency basis swaps one year, the impact on SEK’s future earnings margin resulting from a change in cross-currency basis spreads must not exceed Skr 100 million.

SEK conducts no active trading. The core of SEK’s market risk strategy is to borrow funds in the form of bonds which, regardless of the market risk exposures in the bonds, are hedged by being swapped to a floating interest rate. Borrowed funds are used either immediately for lending, mainly at a floating rate of interest, or swapped to a floating rate, or to ensure that SEK has sufficient liquidity. The aim is to hold assets and liabilities to maturity.

Operational risk Operational risk is the risk of losses resulting from inadequate or faulty internal processes, systems, human error or from external events. Operational risk also

Operational risks arise in all parts of the business. The vast majority of incidents that have occurred are minor events that are rectified promptly within the respective functions. Overall risk is low as a result of effective internal control measures and a focus on

• The risk appetite for expected losses due to operational risk is limited to Skr 20 million per calendar year.
• SEK does not accept considerable operational risks or critical audit remarks. Operational risk is divided into two categories. Category 1 includes particularly considerable operational risks, which encompass: a) critical external audit

SEK manages the operational risk on an ongoing basis through mainly efficient internal control procedures, performing risk analysis before changes, focus on continuous improvements and business continuity management. Costs to reduce risk exposures

Risk class	Risk profile	Risk appetite metrics	Risk management

includes legal and compliance risk.	continuous improvement.

remarks; and b) possible losses in excess of Skr 150 million as estimated by SEK. Category 1 must be mitigated to an acceptable level without delay, but no later then within two months. Category 2 includes considerable operational risks, which are in turn divided into: a) critical internal audit remarks; and b) possible losses, as estimated by SEK, of less than Skr 150 million but with an expected loss of over Skr 2 million. Category 2 must be mitigated within six months.

must be in proportion to the effect that such measures have.

Liquidity and refinancing risk

Liquidity and refinancing risk is the risk, of the company not being able to refinance its existing assets or being unable to meet increased demands for liquid funds. Liquidity risk also includes the risk of the company having to borrow at an unfavorable interest rate or needing to sell assets at unfavorable prices in order to meet its payment commitments.

SEK has secured funding for all its credit commitments, including those agreed but not yet disbursed. In addition, the size of SEK’s liquidity investments allow new lending to continue at a normal pace, even during times of stress. As a consequence of SEK having secured funding for all its credit commitments, the remaining term to maturity for available funding is longer than the remaining term to maturity for lending.

• The company must operate with a buffer, for the entire balance sheet and in EUR and USD, of not less than ten percentage points above the LCR regulatory requirement.
• The company is to operate with a Net Stable Funding Ratio (NSFR) exceeding 100 percent.
• The company is to have contingencies for new lending of at least four months.
• All lending transactions are to be funded, on a portfolio basis, using at least the same maturity. The company’s equity capital is included here as funding with perpetual maturity.
• The maturity profile of the liquidity investments must reflect the net maturity of borrowing and lending. Under normal circumstances, the assets should be held until maturity and only be divested under conditions of stress.

SEK must have diversified funding to ensure that funding is available through maturity for all credit commitments — outstanding credits as well as agreed but undisbursed credits. The size of SEK’s liquidity investments must ensure that new lending can take place even during times of financial stress.

Valuation risk SEK is exposed to a valuation risk for financial instruments that are not traded actively and are thereby marked-to-model.

Valuation risk is mainly inherent to OTC transactions and the type of instruments that are not actively traded in the market. The risk is mitigated since when entering a transaction, SEK always enters the exact same transaction, with the opposite sign, with another counterparty, which makes the valuation effect on the aggregated level much smaller.

• The price adjustment for prudent valuation is not to exceed ten percent of own funds.
• The company may not accept identified material risks concerning valuation methods, including the regulatory framework for prudent valuation.

SEK works continuously to improve the quality of market data and internally developed models, to calibrate models against market transactions and to check market value with external counterparties.

Sustainability risk

Sustainability risk is the risk of SEK directly or indirectly, negatively affects externalities within the areas of environmental and climate considerations, anti-corruption, human rights, labor conditions or business ethics.

SEK is indirectly exposed to sustainability risks in connection to its lending activities. High sustainability risks could occur in financing of large projects or of businesses in countries with high risk of corruption or human rights violations.

• SEK only engages in transactions that are compatible with the mission and for which SEK can serve as a good example through compliance with the international sustainability guidelines adhered to by the company.
• Initially approved projects that can give rise to sustainability-related challenges at a later stage, including reputational risk, are to be assigned particular attention and reported to the Board.

• Know your customer checks and controls to detect money laundering and terrorism financing are to be conducted on an ongoing basis.

• For transactions conducted when other requirements applied and which would not meet current requirements, the company must in the first instance investigate possibilities for divesting and in the second instance have a clear communication plan.

Sustainability risks are managed according to a risk-based approach. In cases of heightened sustainability risk, a detailed sustainability review is performed and measures could be required in order to mitigate environmental and social risks. Requirements are based on national and international regulations and guidelines within the areas of environment and climate, anti-corruption, human rights including labor conditions and business ethics including tax.

Business and reputational risk Business risk is the risk of an unexpected decline in revenue as a result of a decrease in volumes and/or falling margins. .

SEK’s earnings tend to increase in stressed situations when the financial sector’s overall lending capacity declines. It is also in these situations that it is considered most likely that SEK could potentially incur substantial loan .

• Monitor concentration in revenues derived from a few clients. • Monitor reputational impact from business activities.

Business risk is identified through risk analysis and is monitored and prevented as deemed necessary. Costs to reduce risk exposures must be in proportion to the effect that such measures have. Reputational risk is actively

Risk class	Risk profile	Risk appetite metrics	Risk management

Reputational risk is the risk of a negative reputation and/or reduced revenue as a result of external perceptions of the company or the sector in general.

losses. The negative earnings effect of increased loan losses tends to be compensated by increased earnings over time. Factors considered to affect the reputation of the SEK brand are mainly loan losses, transactions that could be perceived to lack Swedish interest or the perception that the company has breached applicable regulations, for example with regard to sustainability.

prevented and mitigated to an acceptable level. Costs to reduce risk exposures must be in proportion to the effect that such measures have. The company’s communication plan describes the principles for both long-term and short-term management of reputational risk.

Strategic risk (business environment risk)

Strategic risk is the risk of lower revenue as a result of adverse business decisions, improper implementation of decisions or lack of adequate responsiveness to changes in the regulatory and business environment. Strategic risk focuses on large-scale and structural risk factors.

SEK’s strategic risks mainly arise through changes in the external operating environment, such as market conditions, which could result in limited lending opportunities for SEK, and regulatory reforms from two perspectives; (1) the impact of these reforms on SEK’s business model and (2) the requirements on the organization resulting from increased regulatory complexity.

• SEK accepts conscious strategic risks in line with the company’s strategy.
• Control of the new initiatives should include monitoring of growth in business volumes and in appropriate cases, be limited.

Strategic risk is identified through risk analysis and is monitored and prevented as deemed necessary. Costs to reduce risk exposures must be in proportion to the effect that such measures have.